-------------------------------------------------------------------------------
                  [PROVIDENT INSTITUTIONAL FUNDS LETTERHEAD]
-------------------------------------------------------------------------------


G. Willing Pepper
Chairman                TEMPORARY INVESTMENT FUND, INC.

                                                               November 10, 1997

Dear Shareholder:

     Enclosed is the Annual Report to Shareholders of Temporary Investment Fund, Inc. for the year ended September 30, 1997.

     The accompanying Investment Adviser's Report contains useful information on the money markets and on our portfolios. Temporary Investment Fund, Inc. continues to strive to provide liquidity, credit quality and service to meet the expectations of our clients.

     If you have any questions regarding TempFund or TempCash, please contact your Provident Distributors, Inc. account representative or our Client Service Center at (800) 821-7432. They will also be able to provide information about other portfolios offered by Provident Institutional Funds.

     Your continued confidence in Provident Institutional Funds is greatly appreciated.

                                         Sincerely,

                                         /s/ G. WILLING PEPPER
                                         G. Willing Pepper
                                         Chairman

                        TEMPORARY INVESTMENT FUND, INC.

                       Annual Investment Adviser's Report

     Positive news about the Federal Reserve's fight against inflation helped offset the impact of otherwise strong gains in economic activity during the past twelve months. This unusual harmony allowed the Fed to abstain from a possible series of tighter monetary policy moves, in light of the strong gross domestic product reports for the last quarter of 1996 and the first quarter of 1997. These developments gave the Fed cause to raise the federal funds rate only once, in March, by 25 basis points to 5.50%. The increase in short-term rates was the first such move in over two years and was characterized as a "pre-emptive" move to reduce the likelihood of more significant increases in interest rates later in the year. As the fourth quarter unfolds, the Fed's decision seems to have been an appropriate one. Economic growth has slowed to a respectable 3% pace and consumer prices decelerated to a 1.8% rate for the first nine months of 1997 versus 3.5% for the same period a year ago.

     The steadfastness of the Federal Reserve, however, did not translate into a static rate environment for the year ended September 30. Early in the period, market sentiment clearly anticipated several restrictive moves by the Fed and the short-term yield curve, therefore, took on a more positive slope. After the Fed's move in March, overnight rates rose to 5.50%, while one-year maturities advanced as high as 6.30%. As the economic environment and inflation news became more benign, in the second and third quarters, overnights remained at 5.50%, but yields on one-year maturities fell to 5.85-5.95%, a 40 basis point flattening of the yield curve. Another interesting facet in the money markets this year was the supply and demand story in the U.S. Treasury bill market. With fewer bills being sold by the Treasury and an abundance of cash in the financial markets, Treasury bill yields were pushed down to the point where the yield on even the one-year Treasury bill was sometimes below the yield available on overnight investments.

     Strategically, the Fund's two portfolios, TempFund and TempCash, maintained moderately extended average weighted maturities for most of the year as periodic weakness in the six to twelve month area of the yield curve presented buying opportunities. Portfolio liquidity, as always, was a primary objective and both portfolios usually maintained at least 10-25% of their respective assets in one to seven-day investments. For most of the period, both portfolios attained yields that were equal to overnight alternatives in the 5.50% range. This performance attracted assets into the Fund during the year, producing combined total assets of $10.8 billion on September 30, 1997, versus $8.24 billion a year ago. TempFund also maintained its AAA rating from Standard & Poor's, and its extended trading time of 5:30 p.m. Eastern time has proved to be a meaningful feature to Fund shareholders with late day cash positions.

                                    PNC INSTITUTIONAL MANAGEMENT CORPORATION

                               TEMPFUND PORTFOLIO
                        Temporary Investment Fund, Inc.
                            Statement of Net Assets

                               September 30, 1997

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
CERTIFICATES OF DEPOSIT--7.4%
BANK NOTES--6.8%
  Bank of America Illinois
    5.87%.............  03/04/98  $ 50,000   $   49,993,945
    5.97%.............  03/20/98    50,000       49,988,822
  Bank of America National Trust & Savings
    5.58%.............  10/21/97   190,000      190,002,944
  Comerica Bank--Detroit
    6.175%............  05/27/98    25,000       25,018,490
  First National Bank of Chicago
    5.94%.............  07/01/98   100,000       99,957,143
  LaSalle National Bank
    5.96%.............  03/16/98    30,000       30,000,000
    6.23%.............  04/03/98    25,000       25,000,000
    6.10%.............  05/15/98    30,000       29,996,454
    5.95%.............  09/14/98    25,000       24,988,612
  Northern Trust Bank
    5.96%.............  06/17/98    50,000       49,986,518
                                             --------------
                                                574,932,928
                                             --------------
DOMESTIC CERTIFICATE OF DEPOSIT--0.6%
  Morgan Guaranty Trust Co. of New York
    5.92%.............  03/19/98    50,000       49,993,360
                                             --------------
    Total Certificates of Deposit
      (Cost $624,926,288).................      624,926,288
                                             --------------
COMMERCIAL PAPER--49.6%
BANKS--1.2%
  Bank of America FSB
    5.51%.............  11/19/97   100,000       99,250,028
                                             --------------
ELECTRIC SERVICES--0.6%
  Southern California Edison Co.
    5.58%.............  10/23/97    24,000       23,918,160
    5.58%.............  10/24/97    24,000       23,914,440
                                             --------------
                                                 47,832,600
                                             --------------
FINANCE LESSORS--1.5%
  General Electric Capital Corp.
    5.50%.............  10/15/97    75,000       74,839,583
    5.56%.............  02/09/98    50,000       48,988,389
                                             --------------
                                                123,827,972
                                             --------------
FINANCE SERVICES--7.4%
  Barton Capital Corp.
    5.53%.............  12/19/97    23,810       23,521,059
  Dakota Certificates Program
    5.53%.............  10/24/97    21,931       21,853,517
    5.53%.............  11/19/97   155,410      154,240,237
    5.52%.............  11/21/97    88,836       88,141,302
    5.53%.............  11/24/97    51,200       50,775,296
    5.53%.............  11/25/97    75,000       74,366,354
    5.52%.............  12/12/97    31,000       30,657,760
    5.53%.............  12/12/97    39,300       38,865,342

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
COMMERCIAL PAPER (CONTINUED)
FINANCE SERVICES (CONTINUED)
  Triple-A One Funding Corp.
    5.53%.............  11/07/97  $101,290   $  100,714,307
    5.53%.............  11/14/97    39,000       38,736,403
                                             --------------
                                                621,871,577
                                             --------------
LIFE INSURANCE--1.2%
  Prudential Funding Corp.
    5.51%.............  11/17/97    50,000       49,640,319
    5.52%.............  12/10/97    50,000       49,463,333
                                             --------------
                                                 99,103,652
                                             --------------
MOTOR VEHICLES & CAR BODIES--0.4%
  Daimler-Benz North America Corp.
    5.52%.............  10/30/97    30,000       29,866,600
                                             --------------
PERSONAL CREDIT INSTITUTIONS--3.5%
  Associates Corp. of North America
    5.51%.............  10/31/97   150,000      149,311,250
    5.52%.............  12/18/97    50,000       49,402,000
    5.52%.............  12/19/97   100,000       98,788,667
                                             --------------
                                                297,501,917
                                             --------------
RETAIL--LUMBER & OTHER BUILDING MATERIALS--2.2%
  Home Depot Real Estate Funding, Inc.
    5.53%.............  10/06/97   189,789      189,643,231
                                             --------------
SECURITY BROKERS & DEALERS--3.0%
  C.S. First Boston, Inc.
    5.51%.............  11/14/97    25,000       24,831,639
    5.53%.............  11/17/97    70,000       69,494,619
    5.50%.............  11/18/97    50,000       49,633,333
    5.50%.............  11/20/97    43,000       42,671,528
    5.52%.............  12/05/97    30,000       29,701,000
  Merrill Lynch & Co.
    5.55%.............  11/03/97    40,000       39,796,500
                                             --------------
                                                256,128,619
                                             --------------
SERVICES--AUTO RENTAL & LEASE--3.8%
  PHH Corp.
    5.53%.............  10/06/97    80,000       79,938,555
    5.55%.............  10/07/97    45,000       44,958,375
    5.54%.............  10/09/97    98,000       97,879,351
    5.52%.............  10/24/97    48,685       48,513,304
    5.52%.............  10/27/97    50,000       49,800,667
                                             --------------
                                                321,090,252
                                             --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--23.0%
  Asset Securitization Coop. Corp.
    5.52%.............  10/16/97   100,000       99,770,000
    5.53%.............  11/07/97   158,000      157,101,989
    5.53%.............  11/14/97   120,000      119,188,933
    5.53%.............  12/01/97    35,000       34,672,040
  Block Financial Corp.
    5.52%.............  10/30/97    55,000       54,755,433

                See accompanying notes to financial statements.

                               TEMPFUND PORTFOLIO
                      Statement of Net Assets (Continued)

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
COMMERCIAL PAPER (CONTINUED)
SHORT-TERM BUSINESS CREDIT INSTITUTIONS (CONTINUED)
Corporate Asset Funding, Inc.
    5.52%.............  10/22/97  $100,000   $   99,678,000
    5.52%.............  11/12/97    27,565       27,387,481
    5.52%.............  11/14/97    97,200       96,544,224
    5.52%.............  11/18/97    75,000       74,448,000
    5.52%.............  12/09/97    50,000       49,471,000
  Corporate Receivables Corp.
    5.52%.............  10/15/97    50,000       49,892,667
    5.52%.............  10/24/97    48,500       48,328,957
    5.52%.............  10/28/97    45,000       44,813,700
    5.52%.............  10/29/97    50,000       49,785,333
    5.52%.............  11/14/97    60,000       59,595,200
    5.52%.............  11/25/97   102,493      101,628,643
  CXC, Inc.
    5.51%.............  10/10/97    40,000       39,944,900
    5.53%.............  10/10/97    30,000       29,958,525
    5.49%.............  10/24/97    50,000       49,824,625
    5.53%.............  10/30/97    40,000       39,821,811
    5.53%.............  11/21/97    39,000       38,694,468
    5.53%.............  11/24/97    50,000       49,585,250
    5.53%.............  12/16/97    35,000       34,591,394
    5.51%.............  12/19/97    50,000       49,395,431
  Delaware Funding Corp.
    5.52%.............  10/06/97    27,940       27,918,579
    5.53%.............  10/09/97    82,512       82,410,602
    5.54%.............  10/14/97    27,648       27,592,689
    5.52%.............  10/20/97    49,900       49,754,625
    5.54%.............  10/28/97    60,939       60,685,798
    5.53%.............  11/17/97    90,305       89,653,023
    5.53%.............  11/25/97    51,540       51,104,559
  General Electric Capital Services, Inc.
    5.56%.............  02/09/98    50,000       48,988,389
                                             --------------
                                              1,936,986,268
                                             --------------
TELEPHONE COMMUNICATIONS--1.8%
  MCI Communications Corp.
    5.54%.............  12/09/97    50,000       49,469,084
  SBC Communications, Inc.
    5.50%.............  10/14/97    55,000       54,890,765
    5.49%.............  10/30/97    10,000        9,955,776
    5.49%.............  11/24/97    10,000        9,917,650
    5.49%.............  11/26/97    30,000       29,743,800
                                             --------------
                                                153,977,075
                                             --------------
    Total Commercial Paper
      (Cost $4,177,079,791)...............    4,177,079,791
                                             --------------
UNITED STATES GOVERNMENT AGENCY OBLIGATION--1.2%
  Federal National Mortgage Association
    5.29%.............  10/07/97   100,000      100,000,000
                                             --------------
    Total U.S. Government Agency
      Obligation
      (Cost $100,000,000).................      100,000,000
                                             --------------

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
VARIABLE RATE OBLIGATIONS+--16.3%
ASSET BACKED SECURITIES--2.0%
  SMM Trust 1997-R
    5.6562%...........  10/15/97  $169,000   $  169,000,000
                                             --------------
BANKS--4.8%
  First Bank of South Dakota
    5.5262%...........  10/15/97   100,000       99,928,583
    5.5662%...........  10/15/97   150,000      149,974,685
  Morgan Guaranty Trust Co. of New York
    5.625%............  11/14/97   150,000      149,986,818
                                             --------------
                                                399,890,086
                                             --------------
PERSONAL CREDIT INSTITUTIONS--1.5%
  Ford Motor Credit Corp.
    5.8787%...........  12/02/97   125,000      125,040,387
                                             --------------
SECURITY BROKERS & DEALERS--8.0%
  Bear Stearns Companies, Inc.
    5.6362%...........  10/20/97   150,000      150,000,000
    5.6887%...........  11/07/97   150,000      150,000,000
    5.6887%...........  11/22/97   150,000      150,000,000
  Merrill Lynch & Co.
    5.7362%...........  10/13/97    25,000       25,025,737
    5.68%.............  10/14/97   100,000       99,999,294
  Morgan Stanley Group
    5.6921%...........  11/18/97   100,000      100,000,000
                                             --------------
                                                675,025,031
                                             --------------
    Total Variable Rate Obligations
      (Cost $1,368,955,504)...............    1,368,955,504
                                             --------------
MEDIUM TERM NOTES--7.3%
  Security Brokers & Dealers Goldman Sachs Group, L.P.
    5.847%............  10/06/97    60,000       60,000,000
    6.00%.............  10/06/97   100,000      100,000,000
    5.74%.............  11/20/97    75,000       75,000,000
    6.00%.............  12/29/97   100,000      100,000,000
  Merrill Lynch & Co.
    6.225%............  04/07/98    50,000       50,000,000
    5.82%.............  08/04/98    75,000       75,000,000
    5.895%............  08/11/98    50,000       50,000,000
    5.98%.............  08/18/98   100,000      100,000,000
                                             --------------
    Total Medium Term Notes
      (Cost $610,000,000).................      610,000,000
                                             --------------

                See accompanying notes to financial statements.

                               TEMPFUND PORTFOLIO
                      Statement of Net Assets (Continued)

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
REPURCHASE AGREEMENTS--18.3%
  Goldman Sachs & Co.
    6.30%.............  10/01/97  $200,000   $  200,000,000
    (Agreement dated 09/30/97 to
      be repurchased at
      $200,035,000
      collateralized by
      $79,196,164 Federal
      National Mortgage
      Association Notes 6.211%
      to 8.00% due 12/25/16 to
      03/25/27 and $136,293,388
      Federal Home Loan Mortgage
      Corp. Notes 6.0875% to
      7.50% due 05/15/08 to
      07/15/27. Market value of
      collateral is
      $206,000,000.)
  Lehman Government Securities, Inc.
    6.50%.............  10/01/97    80,200       80,200,000
    (Agreement dated 09/30/97 to
      be repurchased at
      $80,214,481 collateralized
      by $79,950,000 U.S.
      Treasury Notes 6.00% due
      05/31/98. Market value of
      collateral is
      $81,773,658.)
  Morgan Stanley & Co.
    6.45%.............  10/01/97    97,000       97,000,000
    (Agreement dated 09/30/97 to
      be repurchased at
      $97,017,379 collateralized
      by $256,326,000 U.S.
      Treasury Strips due
      08/15/2012. Market value
      of collateral is
      $99,033,601.)

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
  Morgan Stanley & Co.
    6.50%.............  10/01/97  $650,000   $  650,000,000
    (Agreement dated 09/30/97 to
      be repurchased at
      $650,117,361
      collateralized by
      $21,100,000 Federal Farm
      Credit Bank Discount Notes
      6.38% to 9.55% due
      05/09/05 to 09/04/07,
      $110,245,000 Federal Home
      Loan Bank Discount Notes
      6.80% to 7.75% due
      10/01/97 to 11/21/16,
      $5,000,000 Financial
      Assistance Corp. 8.80% due
      06/10/05, $7,715,000
      Federal Home Loan Mortgage
      Corp. 6.54% to 8.64% due
      03/24/03 to 10/14/09,
      $118,510,000 Federal
      National Mortgage
      Association 5.45% to 8.90%
      due 11/19/97 to 08/27/12,
      $33,000,000 Student Loan
      Marketing Association
      0.00% to 9.15% due
      06/30/98 to 10/03/22,
      $2,230,000 Tennessee
      Valley Authority 5.88% to
      8.625% due 11/15/29 to
      04/01/36, $55,794,000 U.S.
      Treasury Bonds 8.00% to
      10.375% due 11/15/12 to
      11/15/21 and $289,146,000
      U.S. Treasury Notes 5.00%
      to 7.875% due 12/31/97 to
      11/15/04. Market Value of
      collateral is
      $666,467,136.)

                See accompanying notes to financial statements.

                               TEMPFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
  Swiss Bank Corp.
    6.10%.............  10/01/97  $164,000   $  164,000,000
    (Agreement dated 09/30/97 to
      be repurchased at
      $164,027,789
      collateralized by
      $47,270,720 U.S. Treasury
      Notes 6.00% to 8.875% due
      09/30/98 to 02/28/02 and
      $95,895,360 U.S. Treasury
      Bonds 7.25% to 12.375% due
      05/15/04 to 08/15/22.
      Market value of collateral
      is $169,779,245.)
    6.15%.............  10/01/97   150,000      150,000,000
    (Agreement dated 09/30/97 to
      be repurchased at
      $150,025,625
      collateralized by
      $42,839,090 U.S. Treasury
      Notes 6.00% to 8.75% due
      09/30/98 to 02/28/02 and
      $86,905,170 U.S. Treasury
      Bonds 7.25% to 12.375% due
      05/15/04 to 08/15/22.
      Market value of collateral
      is $153,862,440.)
    6.20%.............  10/01/97   200,000      200,000,000
    (Agreement dated 09/30/97 to
      be repurchased at
      $200,034,444
      collateralized by
      $57,611,190 U.S. Treasury
      Notes 6.00% to 8.875% due
      09/30/98 to 02/28/02 and
      $116,872,470 U.S. Treasury
      Bonds 7.25% to 12.375% due
      05/15/04 to 08/15/22.
      Market value of collateral
      is $206,918,454.)
                                             --------------
    Total Repurchase Agreements
      (Cost $1,541,200,000)...............    1,541,200,000
                                             --------------

                                                 VALUE
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $8,422,161,583*)........    100.1%   $8,422,161,583
LIABILITIES IN EXCESS OF OTHER
  ASSETS........................     (0.1%)      (6,376,155)
                                  --------   --------------
NET ASSETS (Equivalent to $1.00
  per share based on
  8,060,499,076 TempFund Shares
  and 355,262,165 TempFund
  Dollar Shares,
  $.001 par value common stock
  outstanding)..................    100.0%   $8,415,785,428
                                    ======   ==============
NET ASSET VALUE, offering and redemption
  price per share
  ($8,415,785,428 / 8,415,761,241)........            $1.00
                                                      =====

---------------
* Cost for federal income tax purposes.
+ Variable Rate Obligations--The rate shown is the rate as of September 30, 1997 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.


          ---------------------------------------------------------
                           TEMPFUND/TEMPFUND DOLLAR
                             Maturity Information
                              September 30, 1997
                                 (Unaudited)

                                            PERCENTAGE
          MATURITY            PAR               OF
           PERIOD            (000)          PORTFOLIO
       -------------     --------------     ----------
           1-  7 days    $2,143,929,000         25.4%
           8- 14 days       458,160,000          5.4%
          15- 30 days     1,691,955,000         20.0%
          31- 60 days     2,574,839,000         30.5%
          61- 90 days       769,110,000          9.1%
          91-120 days                 0          0.0%
         121-150 days       100,000,000          1.2%
        Over 150 days       710,000,000          8.4%
                         --------------      -------
                         $8,447,993,000        100.0%
                         ==============      =======

                         Average Weighted Maturity--49 days
          ---------------------------------------------------------

                See accompanying notes to financial statements.

                               TEMPCASH PORTFOLIO
                        Temporary Investment Fund, Inc.
                            Statement of Net Assets

                               September 30, 1997

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
CERTIFICATES OF DEPOSIT--36.2%
BANK NOTE--1.7%
  LaSalle National Bank
    5.75%.............  01/02/98  $ 40,000   $   40,000,000
                                             --------------
DOMESTIC CERTIFICATES OF DEPOSIT--5.2%
  Bankers Trust Co.
    5.91%.............  08/07/98    50,000       49,973,412
    5.98%.............  08/12/98    25,000       24,991,753
  Morgan Guaranty Trust Co. of New York
    5.71%.............  01/06/98    50,000       49,994,908
                                             --------------
                                                124,960,073
                                             --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--29.3%
  Bank of Tokyo--Mitsubishi
    5.70%.............  10/14/97    60,000       60,000,000
  Industrial Bank of Japan
    5.73%.............  10/09/97    27,000       27,000,505
    5.68%.............  10/24/97    25,000       25,000,290
    5.70%.............  11/13/97    50,000       50,000,000
    5.68%.............  11/19/97    45,000       45,000,604
  Royal Bank of Canada
    5.71%.............  10/01/97   175,000      174,976,703
    5.83%.............  01/14/98    25,000       25,003,316
  Sanwa Bank Ltd. Japan
    5.66%.............  10/02/97    50,000       50,000,014
    5.71%.............  10/10/97    30,000       30,000,074
    5.62%.............  10/20/97    50,000       50,000,261
  Societe Generale
    5.73%.............  10/15/97    25,000       24,999,740
    5.93%.............  03/11/98    50,000       49,995,782
  Sumitomo Bank
    5.65%.............  10/10/97    65,000       64,999,900
    5.71%.............  10/10/97    25,000       25,000,062
                                             --------------
                                                701,977,251
                                             --------------
    Total Certificates of Deposit
      (Cost $866,937,324).................      866,937,324
                                             --------------
COMMERCIAL PAPER--32.5%
ASSET BACKED SECURITIES--1.5%
  CC USA, Inc.
    5.54%.............  10/06/97    20,000       19,984,611
    5.54%.............  11/05/97    17,000       16,908,436
                                             --------------
                                                 36,893,047
                                             --------------
CONGLOMERATES--2.1%
  BTR Dunlop Finance, Inc.
    5.54%.............  11/12/97    50,000       49,676,833
                                             --------------

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
COMMERCIAL PAPER (CONTINUED)
FINANCE SERVICES--2.4%
  Dakota Certificates Program
    5.53%.............  10/17/97  $ 43,500   $   43,393,087
  Old Line Funding Corp.
    5.53%.............  10/08/97    14,000       13,984,946
                                             --------------
                                                 57,378,033
                                             --------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS--2.1%
  Unifunding, Inc.
    5.54%.............  10/07/97    50,000       49,953,833
                                             --------------
MOTOR VEHICLES & CAR BODIES--2.1%
  Ford Credit Europe PLC
    5.50%.............  10/27/97    50,000       49,801,389
                                             --------------
NATIONAL COMMERCIAL BANKS--1.0%
  San Paolo U.S. Financial, Inc.
    5.56%.............  10/03/97    25,000       24,992,278
                                             --------------
PERSONAL CREDIT INSTITUTIONS--2.1%
  General Motors Acceptance Corp.
    5.82%.............  10/15/97    50,000       49,886,833
                                             --------------
SECURITY BROKERS & DEALERS--9.5%
  Merrill Lynch & Co.
    5.70%.............  11/21/97    50,000       49,596,250
    5.57%.............  12/12/97    54,000       53,398,440
  Nomura Holding America, Inc.
    5.75%.............  10/06/97    25,000       24,980,035
    5.66%.............  11/14/97    25,000       24,827,056
    5.66%.............  11/17/97    50,000       49,630,528
    5.62%.............  12/15/97    25,000       24,707,292
                                             --------------
                                                227,139,601
                                             --------------
SERVICES--AUTO RENT & LEASE--3.0%
  PHH Corp.
    5.52%.............  10/16/97    22,280       22,228,756
    5.53%.............  10/27/97    50,000       49,800,306
                                             --------------
                                                 72,029,062
                                             --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--6.7%
  Block Financial Corp.
    5.50%.............  10/27/97    20,000       19,920,556
  Heller Financial, Inc.
    5.65%.............  10/23/97    50,000       49,827,361
    5.65%.............  10/24/97    40,000       39,855,611
    5.65%.............  10/27/97    50,000       49,795,972
                                             --------------
                                                159,399,500
                                             --------------
    Total Commercial Paper
      (Cost $777,150,409).................      777,150,409
                                             --------------

                See accompanying notes to financial statements.

                               TEMPCASH PORTFOLIO
                      Statement of Net Assets (Continued)

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS--4.4%
Federal National Mortgage Association+
    5.29%.............  10/07/97  $ 75,000   $   75,000,000
                                             --------------
Student Loan Marketing Association+
    5.25%.............  10/07/97     6,000        6,000,485
    5.27%.............  10/07/97    10,000       10,002,325
    5.41%.............  10/07/97    13,950       13,952,612
                                             --------------
                                                 29,955,422
                                             --------------
    Total U.S. Government
      Agency Obligations
      (Cost $104,955,422).................      104,955,422
                                             --------------
VARIABLE RATE OBLIGATIONS+--18.8%
BANKS--1.7%
  Wells Fargo & Co.
    5.7987%...........  10/15/97    40,000       40,008,477
                                             --------------
FINANCE SERVICES--2.5%
  SMM Trust 1997
    5.6562%...........  10/16/97    60,000       60,000,000
                                             --------------
LIFE INSURANCE--6.3%
  General American Life Insurance Co.
    5.83%.............  10/01/97   100,000      100,000,000
  Peoples Security Life Insurance Co.
    5.84%.............  10/01/97    50,000       50,000,000
                                             --------------
                                                150,000,000
                                             --------------
PERSONAL CREDIT INSTITUTIONS--0.6%
  Dean Witter, Discover & Co.
    5.6962%...........  10/15/97    15,000       15,008,890
                                             --------------
SECURITY BROKERS & DEALERS--5.2%
  Lehman Brothers Holdings, Inc.
    5.7387%...........  12/05/97   125,000      125,000,000
                                             --------------
SERVICES--AUTO RENT & LEASE--2.5%
  PHH Corporation
    5.5962%...........  10/25/97    50,000       49,995,160
    5.63625%..........  10/27/97    10,000       10,000,791
                                             --------------
                                                 59,995,951
                                             --------------
    Total Variable Rate Obligations
      (Cost $450,013,318).................      450,013,318
                                             --------------

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
MEDIUM TERM NOTES--5.2%
PERSONAL CREDIT INSTITUTIONS--1.0%
  General Motors
    Acceptance Corp.
    5.75%.............  10/07/97  $ 25,000   $   25,000,180
                                             --------------
SECURITY BROKERS & DEALERS--4.2%
  Goldman Sachs Group, L.P.
    5.70%.............  11/04/97    50,000       50,000,000
    5.6875%...........  11/06/97    50,000       50,000,000
                                             --------------
                                                100,000,000
                                             --------------
    Total Medium Term Notes
      (Cost $125,000,180).................      125,000,180
                                             --------------
REPURCHASE AGREEMENTS--3.0%
  PaineWebber, Inc.
    6.15%.............  10/01/97    25,800       25,800,000
    (Agreement dated 09/30/97 to
      be repurchased at
      $25,804,407 collateralized
      by $26,362,000 Federal
      National Mortgage
      Association 6.46% to 7.81%
      due 09/05/02 to 11/25/23
      and $60,000 Federal Home
      Loan Mortgage Corp. due
      01/15/21 to 04/15/21.
      Market value of collateral
      is $26,574,953.)
  Swiss Bank Corp.
    6.10%.............  10/01/97    46,000       46,000,000
    (Agreement dated 09/30/97 to
      be repurchased at
      $46,007,794 collateralized
      by $44,793,000 U.S.
      Treasury Bond 6.75% due
      08/15/26. Market value of
      collateral is
      $47,060,668.)
                                             --------------
    Total Repurchase Agreements
      (Cost $71,800,000)..................       71,800,000
                                             --------------

                See accompanying notes to financial statements.

                               TEMPCASH PORTFOLIO
                      Statement of Net Assets (Concluded)

                                                 VALUE
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $2,395,856,653*)........    100.1%   $2,395,856,653
LIABILITIES IN EXCESS OF OTHER
  ASSETS........................     (0.1%)      (3,290,674)
                                  --------   --------------
NET ASSETS (Equivalent to $1.00
  per share based on
  1,991,439,490 TempCash Shares
  and 401,630,251 TempCash
  Dollar Shares, $.001 par value
  common stock outstanding).....    100.0%   $2,392,565,979
                                    ======   ==============
NET ASSET VALUE, offering and redemption
  price per share
  ($2,392,565,979 / 2,393,069,741)........            $1.00
                                                      =====

---------------
* Cost for federal income tax purposes.
+ Variable Rate Obligations--The rate shown is the rate as of September 30, 1997 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.


          ---------------------------------------------------------
                           TEMPCASH/TEMPCASH DOLLAR
                             Maturity Information
                              September 30, 1997
                                 (Unaudited)

          MATURITY            PAR            PERCENTAGE
           PERIOD            (000)          OF PORTFOLIO
       -------------     --------------      ----------
           1-  7 days    $  696,750,000          29.0%
           8- 14 days       221,000,000           9.2%
          15- 30 days       650,780,000          27.1%
          31- 60 days       387,000,000          16.2%
          61- 90 days       204,000,000           8.5%
          91-120 days       115,000,000           4.8%
         121-150 days                 0           0.0%
        Over 150 days       125,000,000           5.2%
                         --------------      --------
                         $2,399,530,000         100.0%
                         ==============      ========

                      Average Weighted Maturity--38 days

          ---------------------------------------------------------

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                            Statements of Operations
                         Year ended September 30, 1997

                                                                                  TEMPFUND        TEMPCASH
                                                                                 PORTFOLIO       PORTFOLIO
                                                                                ------------    ------------
Interest income...............................................................  $467,142,993    $182,420,850
                                                                                ------------    ------------
Expenses:
    Investment advisory fee...................................................     9,137,022       4,752,966
    Administration fee........................................................     9,137,022       4,752,966
    Directors' fees and officer's salary......................................       150,035          48,590
    Transfer agent fee........................................................       584,506         163,095
    Custodian fee.............................................................       802,624         389,913
    Shareholder computer access program.......................................        71,290          30,073
    Legal and audit...........................................................        88,924          24,724
    Registration fees and expenses............................................        97,257        (247,902)
    Other.....................................................................       145,479          53,903
                                                                                ------------    ------------
                                                                                  20,214,159       9,968,328
    Less fees waived..........................................................    (5,153,041)     (4,083,198)
                                                                                ------------    ------------
                                                                                  15,061,118       5,885,130
    Service Organization fees.................................................       863,301       1,214,833
                                                                                ------------    ------------
         Total expenses.......................................................    15,924,419       7,099,963
                                                                                ------------    ------------
    Net investment income.....................................................   451,218,574     175,320,887
Net realized gain on investments..............................................        24,187          79,331
                                                                                ------------    ------------
    Net increase in net assets resulting from operations......................  $451,242,761    $175,400,218
                                                                                ============    ============

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                      Statements of Changes in Net Assets

                                                 TEMPFUND PORTFOLIO                        TEMPCASH PORTFOLIO
                                       --------------------------------------     ------------------------------------
                                          YEAR ENDED           YEAR ENDED            YEAR ENDED          YEAR ENDED
                                         SEPTEMBER 30,        SEPTEMBER 30,        SEPTEMBER 30,       SEPTEMBER 30,
                                             1997                 1996                  1997                1996
                                       -----------------    -----------------     ----------------    ----------------
Increase in net assets:
    Operations:
        Net investment income......... $     451,218,574    $     370,210,835     $    175,320,887    $    151,863,345
        Net realized gain (loss) on
          investments.................            24,187               94,556               79,331             (64,645)
                                       -----------------    -----------------     ----------------    ----------------
          Net increase in net assets
            resulting from
            operations................       451,242,761          370,305,391          175,400,218         151,798,700
                                       -----------------    -----------------     ----------------    ----------------
    Distributions to shareholders:
        Dividends to shareholders from
          net investment income:
          TempFund shares.............      (433,387,702)        (363,902,699)                  --                  --
          TempFund Dollar shares......       (17,830,872)          (6,308,136)                  --                  --
          TempCash shares.............                --                   --         (150,279,493)       (126,493,796)
          TempCash Dollar shares......                --                   --          (25,041,394)        (25,369,549)
        Distributions to shareholders
          from net realized gain:
          TempFund shares.............           (47,562)                  --                   --                  --
          TempFund Dollar shares......            (1,567)                  --                   --                  --
                                       -----------------    -----------------     ----------------    ----------------
            Total distributions to
              shareholders............      (451,267,703)        (370,210,835)        (175,320,887)       (151,863,345)
                                       -----------------    -----------------     ----------------    ----------------
    Capital share transactions (at $1
      per share):
        Sale of shares................   159,612,735,266      104,002,736,713       66,663,923,098      48,006,882,183
        Shares issued in reinvestment
          of dividends................       136,470,296           90,326,001           69,364,628          59,462,722
        Shares repurchased............  (157,210,517,694)    (103,649,208,875)     (66,703,957,164)    (47,473,446,398)
                                       -----------------    -----------------     ----------------    ----------------
            Increase in net assets
              derived from capital
              share transactions......     2,538,687,868          443,853,839           29,330,562         592,898,507
                                       -----------------    -----------------     ----------------    ----------------
            Total increase in net
              assets..................     2,538,662,926          443,948,395           29,409,893         592,833,862
Net assets:
    Beginning of year.................     5,877,122,502        5,433,174,107        2,363,156,086       1,770,322,224
                                       -----------------    -----------------     ----------------    ----------------
    End of year....................... $   8,415,785,428    $   5,877,122,502     $  2,392,565,979    $  2,363,156,086
                                       =================    =================     ================    ================

                See accompanying notes to financial statements.

                         TEMPORARY INVESTMENT FUND, INC
                              Financial Highlights
           (For a Share of the Fund Outstanding Throughout Each Year)

                                                                                 TEMPFUND SHARES
                                                      ----------------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                      ----------------------------------------------------------------------
                                                         1997           1996           1995           1994           1993
                                                      ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Year..................     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                         -------        -------        -------        -------        -------
Income From Investment Operations
  Net Investment Income.............................      0.0539         0.0541         0.0567         0.0360         0.0310
                                                         -------        -------        -------        -------        -------
  Total From Investment Operations..................      0.0539         0.0541         0.0567         0.0360         0.0310
                                                         -------        -------        -------        -------        -------
Less Distributions
  Dividends (from net investment income)............     (0.0539)       (0.0541)       (0.0567)       (0.0360)       (0.0310)
                                                         -------        -------        -------        -------        -------
  Total Distributions...............................     (0.0539)       (0.0541)       (0.0567)       (0.0360)       (0.0310)
                                                         -------        -------        -------        -------        -------
Net Asset Value, End of Year........................     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                         =======        =======        =======        =======        =======
  Total Return......................................       5.53%          5.55%          5.82%          3.66%          3.14%
  Ratios/Supplemental Data
    Net Assets, End of Year (000's).................  $8,060,501     $5,715,004     $5,351,346     $4,480,851     $5,522,056
    Ratio of Expenses to Average Daily Net Assets...       0.18%(1)       0.18%(1)       0.24%(1)       0.25%(1)       0.21%
    Ratio of Net Investment Income to Average Daily
      Net Assets....................................       5.39%          5.41%          5.67%          3.60%          3.10%

                                                                              TEMPFUND DOLLAR SHARES
                                                      ----------------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                      ----------------------------------------------------------------------
                                                         1997           1996           1995           1994           1993
                                                      ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Year..................     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                         -------        -------        -------        -------        -------
Income From Investment Operations
  Net Investment Income.............................      0.0514         0.0516         0.0542         0.0335         0.0285
                                                         -------        -------        -------        -------        -------
  Total From Investment Operations..................      0.0514         0.0516         0.0542         0.0335         0.0285
                                                         -------        -------        -------        -------        -------
Less Distributions
  Dividends (from net investment income)............     (0.0514)       (0.0516)       (0.0542)       (0.0335)       (0.0285)
                                                         -------        -------        -------        -------        -------
  Total Distributions...............................     (0.0514)       (0.0516)       (0.0542)       (0.0335)       (0.0285)
                                                         -------        -------        -------        -------        -------
Net Asset Value, End of Year........................     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                         =======        =======        =======        =======        =======
  Total Return......................................       5.27%          5.30%          5.57%          3.41%          2.89%
  Ratios/Supplemental Data
    Net Assets, End of Year (000's).................  $  355,284     $  162,119     $   81,828     $  102,105     $  112,695
    Ratio of Expenses to Average Daily Net Assets...       0.43%(1)       0.43%(1)       0.49%(1)       0.50%(1)       0.46%
    Ratio of Net Investment Income to Average Daily
      Net Assets....................................       5.14%          5.16%          5.42%          3.35%          2.85%

---------------
(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets for TempFund Shares would have been .24%, .26%, .27%, and .27% for the years ended September 30, 1997, 1996,
    1995 and 1994, respectively. For TempFund Dollar Shares, the ratio of expenses to average daily net assets would have been .49%, .51%, .52%, and .52% for the years ended September 30, 1997, 1996, 1995 and 1994, respectively.

                See accompanying notes to financial statements.

                         TEMPORARY INVESTMENT FUND, INC
                              Financial Highlights
           (For a Share of the Fund Outstanding Throughout Each Year)

                                                                                 TEMPCASH SHARES
                                                      ----------------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                      ----------------------------------------------------------------------
                                                         1997           1996           1995           1994           1993
                                                      ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Year...................    $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                         -------        -------        -------        -------        -------
Income From Investment Operations
  Net Investment Income..............................     0.0541         0.0542         0.0575         0.0370         0.0310
                                                         -------        -------        -------        -------        -------
  Total From Investment Operations...................     0.0541         0.0542         0.0575         0.0370         0.0310
                                                         -------        -------        -------        -------        -------
Less Distributions
  Dividends (from net investment income).............    (0.0541)       (0.0542)       (0.0575)       (0.0370)       (0.0310)
                                                         -------        -------        -------        -------        -------
  Total Distributions................................    (0.0541)       (0.0542)       (0.0575)       (0.0370)       (0.0310)
                                                         -------        -------        -------        -------        -------
Net Asset Value, End of Year.........................    $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                         =======        =======        =======        =======        =======
  Total Return.......................................      5.55%          5.56%          5.90%          3.76%          3.14%
  Ratios/Supplemental Data
    Net Assets, End of Year (000's).................. $1,991,037     $1,835,326     $1,316,166     $2,330,456     $1,479,035
    Ratio of Expenses to Average Daily Net Assets....      0.18%(1)       0.18%(1)       0.16%(1)       0.16%(1)       0.19%(1)
    Ratio of Net Investment Income to Average Daily
      Net Assets.....................................      5.41%          5.42%          5.75%          3.70%          3.10%

                                                                              TEMPCASH DOLLAR SHARES
                                                      ----------------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                      ----------------------------------------------------------------------
                                                         1997           1996           1995           1994           1993
                                                      ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Year...................    $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                         -------        -------        -------        -------        -------
Income From Investment Operations
  Net Investment Income..............................     0.0516         0.0517         0.0550         0.0345         0.0285
                                                         -------        -------        -------        -------        -------
  Total From Investment Operations...................     0.0516         0.0517         0.0550         0.0345         0.0285
                                                         -------        -------        -------        -------        -------
Less Distributions
  Dividends (from net investment income).............    (0.0516)       (0.0517)       (0.0550)       (0.0345)       (0.0285)
                                                         -------        -------        -------        -------        -------
  Total Distributions................................    (0.0516)       (0.0517)       (0.0550)       (0.0345)       (0.0285)
                                                         -------        -------        -------        -------        -------
Net Asset Value, End of Year.........................    $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                         =======        =======        =======        =======        =======
  Total Return.......................................      5.29%          5.31%          5.65%          3.51%          2.89%
  Ratios/Supplemental Data
    Net Assets, End of Year (000's).................. $  401,529     $  527,830     $  454,156     $  397,948     $  307,239
    Ratio of Expenses to Average Daily Net Assets....      0.43%(1)       0.43%(1)       0.41%(1)       0.41%(1)       0.44%(1)
    Ratio of Net Investment Income to Average Daily
      Net Assets.....................................      5.16%          5.17%          5.50%          3.45%          2.85%

---------------
(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets for TempCash Shares would have been .30%, .33%, .30%, .33%, and .37% for the years ended September 30, 1997,
    1996, 1995, 1994 and 1993, respectively. For TempCash Dollar Shares, the ratio of expenses to average daily net assets would have been .55%, .58%, .55%, .58% and .62% for the years ended September 30, 1997, 1996, 1995, 1994 and 1993, respectively.

                 See accompanying notes to financial statements.

                         Notes to Financial Statements

A. Temporary Investment Fund, Inc. (the Company) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Company maintains two separate portfolios, TempFund and TempCash. Interests in the TempFund portfolio are represented by Class B (TempFund Shares) and Class B--Special Series 1 (TempFund Dollar Shares) common stock. Interests in the TempCash portfolio are represented by Class C (TempCash Dollar Shares) and Class C--Special Series 1 (TempCash Shares) common stock.

  Dollar Shares are substantially identical in all respects to other classes of shares, except that Dollar Shares are sold to institutions which provide support services to their customers, who beneficially own such shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the shares held by the institutions for the benefit of their customers. The Service Organization fee is applicable only to the earnings of the respective Dollar series of shares.

B. Significant accounting policies are as follows:

  Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the market-based valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

  Repurchase Agreements--The Company may purchase, for each portfolio, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Although the securities subject to repurchase agreements may bear maturities exceeding thirteen months, the repurchase agreements themselves will have a maximum maturity of one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price.

  Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued and discount earned on portfolio securities and is reduced by premium amortized and expenses accrued. Net realized capital gains, if any, will be distributed at least annually.

  Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

  Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated between the two portfolios based on their relative net assets.

C. Under agreements among the Company, PNC Bank, National Association (PNC Bank) and PNC

Institutional Management Corporation (PIMC), an indirect wholly-owned subsidiary of PNC Bank, PIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-adviser and custodian and PFPC Inc.
(PFPC) is the Company's transfer agent.

  Provident Distributors, Inc. (PDI) is the Company's Distributor. No compensation is payable by the Company to PDI for its distribution services.

  The Company has entered into a Co-Administration Agreement with PFPC and PDI for certain administrative services.

  In return for their advisory and administrative services, the Company pays PIMC and the administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average daily net assets of each portfolio as follows:

      TempFund Portfolio:

  .175% of the first $1 billion, plus .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .08% of the next $1 billion, .075% of the next $1 billion and .07% of net assets in excess of $8 billion.

      TempCash Portfolio:

  .175% of the first $1 billion, plus .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion.

  If expenses borne by either portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the administrators and PIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

  The administrators and PIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the ordinary operating expenses (excluding Service Organization fees) of the TempFund portfolio and the TempCash portfolio do not exceed .18% of each portfolio's average daily net assets.

  For the year ended September 30, 1997, the administrators and PIMC waived, on an equal basis, administration and advisory fees payable to them in the amounts of $5,153,041 and $4,083,198 for the TempFund portfolio and the TempCash portfolio, respectively.

  Service Organization fees of $998,229 were paid to affiliates of PIMC for the year ended September 30, 1997.

  Expenses include legal fees paid to counsel to the Company, a partner of which is secretary of the Company.

D. At September 30, 1997, the Company was authorized to issue 60 billion shares of common stock, par value $.001 per share, of which 40 billion were classified as Class B shares, 5 billion shares as Class B--Special Series 1 shares, 5 billion shares as Class C shares and 10 billion shares as Class C--Special Series 1 shares.

                   Notes to Financial Statements (Concluded)

    Transactions in shares of each portfolio are summarized as follows:

                                       TEMPFUND PORTFOLIO                           TEMPCASH PORTFOLIO
                            ----------------------------------------     ----------------------------------------
                                YEAR ENDED            YEAR ENDED             YEAR ENDED            YEAR ENDED
                            SEPTEMBER 30, 1997    SEPTEMBER 30, 1996     SEPTEMBER 30, 1997    SEPTEMBER 30, 1996
                            ------------------    ------------------     ------------------    ------------------
Sale of shares
    TempFund Class B.....   $  153,826,742,485    $  101,643,428,057                     --                    --
    TempFund Dollar......        5,785,992,781         2,359,308,656                     --                    --
    TempCash.............                   --                    --      $  63,725,228,824     $  45,784,802,510
    TempCash Dollar......                   --                    --          2,938,694,274         2,222,079,673
Shares issued in
  reinvestment of
  dividends
    TempFund Class B.....          129,081,124            89,775,638                     --                    --
    TempFund Dollar......            7,389,172               550,363                     --                    --
    TempCash.............                   --                    --             55,343,699            47,148,399
    TempCash Dollar......                   --                    --             14,020,929            12,314,323
Shares repurchased
    TempFund Class B.....     (151,610,301,526)     (101,369,639,394)                    --                    --
    TempFund Dollar......       (5,600,216,168)       (2,279,569,481)                    --                    --
    TempCash.............                   --                    --        (63,624,929,705)      (45,312,737,466)
    TempCash Dollar......                   --                    --         (3,079,027,459)       (2,160,708,932)
                             -----------------     -----------------       ----------------      ----------------
Increase in net assets
  derived from capital
  share transactions.....   $    2,538,687,868    $      443,853,839      $      29,330,562     $     592,898,507
                             =================     =================       ================      ================

     On September 30, 1997, one shareholder held approximately 7% of the outstanding shares of TempFund and three shareholders held approximately 28% of the outstanding shares of TempCash.

E. At September 30, 1997, a capital loss carryover of $503,763 in the TempCash portfolio was available to offset future possible realized gains. The carryover expires as follows: $439,119 in 2002 and $64,644 in 2004.

F. At September 30, 1997, net assets consisted of the following:

                                                                        TEMPFUND           TEMPCASH
                                                                     ---------------    ---------------
     Paid-in capital..............................................   $ 8,415,761,241    $ 2,393,069,742
     Accumulated net realized gains (losses ).....................            24,187           (503,763)
                                                                      --------------     --------------
     Total net assets.............................................   $ 8,415,785,428    $ 2,392,565,979
                                                                      ==============     ==============

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Directors of
Temporary Investment Fund, Inc.:

     We have audited the accompanying statements of net assets of Temporary Investment Fund, Inc. (the "Company"), comprising, respectively, the TempFund and TempCash portfolios, as of September 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1997 by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Temporary Investment Fund, Inc. as of September 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the years presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 7, 1997

       Board of Directors
         G. Willing Pepper
          Chairman
        G. Nicholas Beckwith, III
        Philip E. Coldwell
        Robert R. Fortune
        Jerrold B. Harris
        Rodney D. Johnson

       Officers
         G. Willing Pepper
           President
         Edward J. Roach
           Vice President and
       Treasurer
         W. Bruce McConnel, III
           Secretary

       Investment Adviser
         PNC Institutional Management
         Corporation
        400 Bellevue Parkway
        Wilmington, DE 19809

       Co-Administrators
         PFPC Inc.
        400 Bellevue Parkway
        Wilmington, DE 19809

        Provident Distributors, Inc.
        Four Falls Corporate Center
        6th Floor
        West Conshohocken, PA 19428

       Distributor
         Provident Distributors, Inc.
        Four Falls Corporate Center
        6th Floor
        West Conshohocken, PA 19428
       Transfer Agent
         PFPC Inc.
        P.O. Box 8950
        Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by effective
       prospectuses for each
       portfolio of the Company,
       which contain information
       concerning the investment
       policies of the portfolios as
       well as other pertinent
       information.

       PIF-A-001

                                                       TEMPFUND
                                                       TEMPCASH

                                                 Investment Portfolios
                                                      Offered by
                                            Temporary Investment Fund, Inc.

                                                        [PROVIDENT
                                                INSTITUTIONAL FUNDS LOGO]


                                                     Annual Report
                                                    to Shareholders
                                                  September 30, 1997